JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, Massachusetts 02210

July 23, 2013

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:

John Hancock Variable Insurance Trust (the "Trust") on behalf of: 500 Index Trust B

Global Trust

International Equity Index Trust B Lifestyle Conservative PS Series Lifestyle Moderate PS Series Mid Cap Index Trust Money Market Trust B

Small Cap Index Trust

Small Cap Opportunities Trust Smaller Company Growth Trust

Total Bond Market Trust B (the "funds")

File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on July 8, 2013 on behalf of the funds pursuant to Rule 497(e) (Accession No. 0001133228-13-002858, which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary